Income taxes (Narratives) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions [Line Items]
Corresponding increase in tax expense	$ 33,546,000	$ 7,673,000
Letters of credit outstanding	1,383,689,000	1,593,379,000
Income taxes refunded	(70,372,000)	$ 1,521,000
Revised CRA reassessment position, amount released of cash held on account	$ 86,000,000